Reclamation deposit (Details Narrative)	Mar. 31, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Sep. 06, 2017 CAD ($)	Sep. 06, 2017 USD ($)
Reclamation Deposit
Reclamation deposit	$ 78,299	$ 77,660	$ 78,299	$ 62,659